Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants effective on the first trading day of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in the fourth quarter of the year preceding the grant. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation” below. The Company also maintains written equity grant guidelines for its Non-Officer Stock Option Committee, which guidelines provide that any grants made shall be granted effective as of the first day of the calendar month following the month in which such options are approved by the Non-Officer Stock Option Committee. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because new-hire awards are generally granted on or soon after a new hire’s employment start date and annual refresh employee option grants are typically approved in the fourth quarter of the year with a grant date of the first business day following January 1 of the immediately following calendar year, the Compensation Committee generally does not take material nonpublic information (“MNPI”) into account when determining the timing of awards, and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. Likewise, because stock option grants made to non-officers of the Company by the Non-Officer Stock Option Committee are made pursuant to our equity grant guidelines, the Non-Officer Stock Option Committee generally does not take MNPI into account when determining the timing of awards, and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants effective on the first trading day of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in the fourth quarter of the year preceding the grant. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation” below. The Company also maintains written equity grant guidelines for its Non-Officer Stock Option Committee, which guidelines provide that any grants made shall be granted effective as of the first day of the calendar month following the month in which such options are approved by the Non-Officer Stock Option Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false